Translation reserve Translation reserve table (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Gains (losses) on exchange differences on translation, net of tax	€ 32.9	€ (34.3)	€ (11.7)
Equity	2,496.8	2,662.5	2,591.9	€ 2,606.2
Gains (losses) on exchange differences on translation, before tax	(32.9)	34.3	11.7
Other comprehensive income/(loss) for the year	(30.5)	37.2	(48.9)
Reserve of exchange differences on translation, hedging relationships for which hedge accounting is no longer applied	50.8	50.8
Translation reserve
Disclosure of reserves within equity [line items]
Equity	102.4	135.3	101.0	€ 89.3
Other comprehensive income/(loss) for the year	€ (32.9)	€ 34.3	€ 11.7